Troubled Debt Restructuring (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 Contract	Dec. 31, 2011 Contract
Financing Receivable, Modifications
Number of Contracts		2
Pre-Modification Outstanding Recorded Investment		$ 531
Post-Modification Outstanding Recorded Investment		571
Number of Contracts	1
Recorded Investment	68
Real Estate
Financing Receivable, Modifications
Number of Contracts	1
Pre-Modification Outstanding Recorded Investment	66
Post-Modification Outstanding Recorded Investment	72
Real Estate | Commercial Portfolio Segment
Financing Receivable, Modifications
Number of Contracts	1
Pre-Modification Outstanding Recorded Investment	66
Post-Modification Outstanding Recorded Investment	72
Number of Contracts	1
Recorded Investment	68
Real Estate | Residential
Financing Receivable, Modifications
Number of Contracts		2
Pre-Modification Outstanding Recorded Investment		531
Post-Modification Outstanding Recorded Investment		$ 571